INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]

5.	INTANGIBLE ASSETS, NET

	June 30,	December 31,
	2013	2012
	US$	US$
Software Copyright	2,774,975	2,733,062
Others	43,391	42,736
	2,818,366	2,775,798

Less: Accumulated and amortization	(154,675)	(81,359)
Intangible assets, net	2,663,691	2,694,439

Amortization expense for the six months ended June 30, 2013 and 2012 was $71,448 and $9,495, respectively. Annual future amortization expense at June 30, for each of the next five years is $142,895 and $714,477 thereafter.